Capital and Reserves (Details 4)		12 Months Ended
		Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Number outstanding		28,481,500	25,752,266
Options outstanding, Options exercisable		25,133,500	22,447,016
Exercise Price Range 1
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ .48
Options outstanding, Number outstanding		200,000	450,000
Options outstanding, Options exercisable		200,000	450,000
Options outstanding, Weighted average remaining contractual life (years)		2 months 12 days	1 year 2 months 16 days
Exercise Price Range 2
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ .49
Options outstanding, Number outstanding		4,455,000	5,105,000
Options outstanding, Options exercisable		4,455,000	5,105,000
Options outstanding, Weighted average remaining contractual life (years)		6 months 11 days	1 year 6 months 11 days
Exercise Price Range 3
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares	[1]	$ .50
Options outstanding, Number outstanding		1,520,000	2,316,666
Options outstanding, Options exercisable		1,520,000	2,316,666
Options outstanding, Weighted average remaining contractual life (years)		1 month 11 days	9 months 22 days
Exercise Price Range 4
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ .76
Options outstanding, Number outstanding		4,761,000	5,538,000
Options outstanding, Options exercisable		4,761,000	5,538,000
Options outstanding, Weighted average remaining contractual life (years)		2 years 29 days	2 years 10 months 13 days
Exercise Price Range 5
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ .99
Options outstanding, Number outstanding		6,388,500	6,610,500
Options outstanding, Options exercisable		6,388,500	3,305,250
Options outstanding, Weighted average remaining contractual life (years)		3 years 8 months 27 days	4 years 9 months
Exercise Price Range 6
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ 1.75
Options outstanding, Number outstanding		4,386,000	5,732,100
Options outstanding, Options exercisable		4,386,000	5,732,100
Options outstanding, Weighted average remaining contractual life (years)		1 year 6 months 25 days	2 years 1 month 6 days
Exercise Price Range 7
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ 2.01
Options outstanding, Number outstanding		6,696,000	0
Options outstanding, Options exercisable		3,348,000	0
Options outstanding, Weighted average remaining contractual life (years)		4 years 6 months 18 days
Exercise Price Range 8
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices | $ / shares		$ 2.34
Options outstanding, Number outstanding		75,000	0
Options outstanding, Options exercisable		75,000	0
Options outstanding, Weighted average remaining contractual life (years)		2 years 6 months 29 days

[1]	These options were set to expire on October10, 2020 but were extended pursuant to certain provisions of the option plan.